Trade and Other Payables - Schedule of Trade and Other Payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade	[1]	$ 10,268	$ 1,260
Total		10,268	1,260
Trade	[1]	6,650
Total		$ 6,650

[1]	Legal fees